CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares		Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares		Mar. 31, 2020 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues	₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Cost of revenues	100,551		1,325	86,645		80,591
Gross profit	113,840		1,500	103,077		94,009
Selling, general and administrative expenses	62,081		818	54,650		50,129
Research and development expenses	17,482		230	16,541		15,410
Impairment of non-current assets	7,562		100	8,588		16,767
Other income, net	(2,761)		(36)	(982)		(4,290)
Total operating expenses	84,364		1,112	78,797		78,016
Results from operating activities (A)	29,476		389	24,280		15,993
Finance income	3,077		41	2,623		2,461
Finance expense	(958)		(13)	(970)		(983)
Finance income, net (B)	2,119		28	1,653		1,478
Share of profit of equity accounted investees, net of tax (C)	703		9	480		561
Profit before tax [(A)+(B)+(C)]	32,298		426	26,413		18,032
Tax expense / (benefit), net	8,730		115	9,175		(1,466)
Profit for the year	₨ 23,568		$ 311	₨ 17,238		₨ 19,498
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)	₨ 142.08		$ 1.87	₨ 103.94		₨ 117.63
Diluted earnings per share of Rs.5/- each | (per share)	₨ 141.69		$ 1.87	₨ 103.65		₨ 117.4

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).